Document And Entity Information	12 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001828805
Document Type	POS AM
Entity Registrant Name	AELUMA, INC.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 5 (this “Post-Effective Amendment No. 5”) to the Registration Statement on Form S-1 (File No. 333-259179), initially filed on August 30, 2021, as amended and declared effective on January 3, 2023 (collectively, the “Registration Statement”), is being filed: (i) in connection with the continuing shutdown of the Federal government solely to remove the delaying amendment language on the cover page with regard to the anticipated timing of the effectiveness of such Post Effective Amendment and replace it with language indicating that it shall become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 and (ii) to file Exhibit 23.1.No additional securities are being registered under this Post-Effective Amendment No. 5. All applicable registration fees were previously paid.
Amendment Flag	true